STATEMENTS OF OPERATIONS (Parenthetical) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Loss per share, basic	$ (0.01)	$ (0.00)	$ (0.02)	$ 0.01	$ 0.01	$ (0.04)
Loss per share, diluted	$ (0.01)	$ (0.00)	$ (0.02)	$ 0.01	$ 0.01	$ (0.04)
Weighted average shares outstanding, basic	120,471,674	108,687,787	117,689,997	107,437,855	108,094,441	102,908,507
Weighted average shares outstanding, diluted	120,471,674	108,687,787	117,689,997	107,437,855	108,094,441	102,908,507